STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2012	Jul. 05, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized			250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock Issued And Outstanding			99,784,982		99,784,982		82,978,804	55,487,321
Fair Value Modification Warrants Issued February 2012					$ 10,505,247
Debt discount on notes payable			1,350,162		1,350,162		0
Amortization of debt discount			50,099	14,360	1,159,375	17,950
Unamortized costs associated with Warrants			1,498,000		1,498,000
Shares authorized under LTIP plan			25,000,000		25,000,000
Shares authorized under SOP plan			10,000,000		10,000,000
Options exercised	30,685				1,630,022
Aggregate Purchase Price	14,260				166,000
Options to Employees					480,000
Options to employees exercise price	$ 0.407355	$ 0.18738			$ 2.40
Employee options vesting over four years			405,000		405,000
Employee options vesting over two years			60,000		60,000
Employee options vesting over twelve months			15,000		15,000
Noncash options exercised		21,338			245,485
Noncash options exercised aggregate purchase price					60,000
Noncash options exercised shares forfeited in lieu of cash		1,428			25,000
Noncash options exercised net options received		19,910			220,485
Weighted Average Issue Date Fair Value of Options Issued					$ 1.09
Share based compensation expense					1,004,472	166,233
Total Unrecognized Estimated Compensation Expense			1,730,000		1,730,000
Weighted Average Remaining Term			1.7		1.7
Warrants Issued in March 2012
Warrants issued for consulting services					31,000
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.81%
Warrants issued for consulting services, Risk Free Rate					1.04%
Warrants issued for consulting services, Dividend Yield					0.00%
Warrants issued for consulting services, Consulting Expense recognized					29,736
Warrants Issued in May 2012
Warrants issued for consulting services					1,300,000
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.71%
Warrants issued for consulting services, Risk Free Rate					0.74%
Warrants issued for consulting services, Dividend Yield					0.00%
FV of Warrants issued for consulting services					1,532,228
Warrants issued for consulting services, Prepaid Consulting Expense Short Term					306,446
Warrants issued for consulting services, Prepaid Consulting Expense Long Term					1,043,787
Warrants issued for consulting services, Consulting Expense recognized			90,132		127,913
Warrants Issued in June 2012
Warrants issued for consulting services					1,500
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.78%
Warrants issued for consulting services, Risk Free Rate					0.72%
Warrants issued for consulting services, Dividend Yield					0.00%
Warrants issued for consulting services, Consulting Expense recognized					1,656
February Directors Options Issuance
Options to purchase shares issued to Directors					600,000
Options exercise price for share			$ 2.20		$ 2.20
April Directors Options Issuance
Options to purchase shares issued to Directors					350,000
Options to purchase shares issued to Directors, per director					50,000
Additional Options to purchase shares issued to Directors					75,000
Additional Options to purchase shares issued to Directors, per director					25,000
Options exercise price for share			$ 2.55		$ 2.55
Options to purchase common stock issued to Dr. Bernick					150,000
June Directors Options Issuance
Options to purchase shares issued to Directors					250,000
Options exercise price for share			$ 2.80		$ 2.80
Options vesting over a four-year period			5,500		5,500
Options vesting over a two-year period			70,000		70,000
Options vesting over a one-year period			150,000		150,000
Options vesting monthly			75,000		75,000
Options vesting immediately			50,000		50,000
September Options Issuance
Options to Employees					3,914,750
Options to employees exercise price					$ 3.40
Employee options vesting over four years			7,500		7,500
Employee options vesting over two years			115,000		115,000
Employee options vesting over twelve months			2,500		2,500
Lower Range
Warrants exercise price			$ 0.24		$ 0.24
Option Exercise Price			$ 0.10		$ 0.10
Upper Range
Warrants exercise price			$ 3.00		$ 3.00
Option Exercise Price			$ 3.40		$ 3.40
February 24 Debt Issuance
Warrants Issued - Note Modification					5,685,300
Warrants Issued - new Funding					3,314,700
Exercise Price per share of warrants issued					$ 0.38
Fair Value Modification Warrants Issued February 2012					10,505,247
FV Warrants Issued - new Funding					6,124,873
FV Warrants - Assumptions in Black-Scholes Model					Term of 5 years; volatility of 44.5%; risk free rate of 0.89%; and a dividend yield of 0%
FV Warrants - treated as Debt Discount					859,647
Interest Expense					859,647
June 19 Debt Issuance
Warrants Issued - new Funding					7,000,000
Warrants Issued - new funding tranche 1					6,000,000
Warrants Issued - new funding tranche 1 exercise price					$ 2.00
Warrants Issued - new funding tranche 2					1,000,000
Warrants Issued - new funding tranche 2 exercise price					3.00
FV Warrants Issued - new Funding					9,424,982
FV Warrants - Assumptions in Black-Scholes Model					Term of 5 years; volatility of 44.64%; risk free rate of 0.75%; and a dividend yield of 0%
FV Warrants - treated as Debt Discount					1,649,890
Debt discount on notes payable			1,350,162		1,350,162
Amortization of debt discount			$ 247,482		$ 299,728